SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Operating Income by Segment

The following financial information is the information that CODM uses for analyzing the segment results. The figures are presented in consolidated method as presented to CODM.

The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2022
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues	$21,844	$24,796	$35,879	$5,770	$(3,733)	$84,556

Cost of revenues	18,778	20,750	28,890	3,495	(3,285)	68,628
Gross profit	3,066	4,046	6,989	2,275	(448)	15,928

Research and development	193	54	286	19	(74)	479
Selling and marketing	1,936	926	2,383	330	54	5,629
General and administrative	3,226	2,462	3,686	594	2	9,970
Other expenses (income)	(1,566)	(52)	(18)	-	1,547	(90)
Restructuring expenses, net	975	618	-	122	-	1,715
Operating income (loss)	$(1,698)	$38	$652	$1,210	$(1,977)	$(1,775)
Financial income, net						127
Loss before tax benefits						(1,648)

	Year ended December 31, 2021
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated
Revenues	$25,977	$18,846	$33,232	$3,834	$(3,916)	$77,973

Cost of revenues	24,044	16,922	26,444	2,978	(3,685)	66,703
Gross profit	1,933	1,924	6,788	856	(231)	11,270

Research and development	122	80	202	160	(47)	517
Selling and marketing	2,040	1,015	1,961	220	(89)	5,147
General and administrative	3,128	1,855	3,004	558	(191)	8,354
Other expenses (income)	(913)	-	(432)	(19)	896	(468)
Restructuring expenses, net	1,338	386	-	31	-	1,755
Operating income (loss)	$(3,782)	$(1,412)	$2,053	$(94)	$(800)	$(4,035)
Financial expenses, net						540
Loss before tax benefits						(4,575)

	Year ended December 31, 2020
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues	$23,125	$20,640	$31,189	$3,546	$(3,141)	$75,359

Cost of revenues	21,703	17,885	26,961	3,312	(2,937)	66,924
Gross profit (loss)	1,422	2,755	4,228	234	(204)	8,435

Research and development	(3)	(2)	7	183	-	185
Selling and marketing	1,429	1,152	1,527	261	-	4,369
General and administrative	2,183	2,054	2,732	643	-	7,612
Other expenses (income)	-	21	-	294	-	315
Operating income (loss)	$(2,187)	$(470)	$(38)	$(1,147)	$(204)	$(4,046)
Financial expenses, net						770
Loss before taxes on income						(4,816)

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment

c.The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2022
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	24,251	39,193	55,616	8,846	(1,255)	126,651
Depreciation and amortization	690	432	2,325	259	-	3,706
Expenditure for segment assets	1,012	9,345	5,411	2,107	-	17,875

	Year ended December 31, 2021
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	27,271	27,267	45,112	7,128	4,055	110,833
Depreciation and amortization	2,174	740	1,683	284	-	4,881
Asset’s impairment	1,800					1,800
Expenditure for segment assets	271	4,831	5,624	1,604	-	12,330